Leases (Details) - Schedule of Operating Activity - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Operating Activity Abstract
Operating lease cost	$ 205	$ 293	$ 709	$ 828	$ 1,119	$ 396
Finance lease cost:
Amortization of right-of-use assets	21	54	112	148	194	179
Interest on lease liabilities	2	7	13	26	32	42
Total lease cost	$ 228	$ 354	$ 834	$ 1,002	$ 1,345	$ 617